Long-Term Debt (Details) - Schedule of long-term debt (Parentheticals)	12 Months Ended
Dec. 31, 2021
Schedule of long-term debt [Abstract]
Interest	13.73%
Interest	13.73%
Paycheck Protection Program loans, interest	1.00%
Subordinated promissory note payable	20.00%
Interest capitalized	11.00%
Related party interest capitalized	17.41%